Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2024
Disclosure of Supplemental Cash Flow Information
Supplemental Cash Flow Information

Note 29. Supplemental Cash Flow Information

Changes in working capital and other during the period:

Years ended December 31,	2024	2023

Accounts receivable	$-	$(61)
Unbilled revenue	(28)	(6)
Inventories	36	(21)
Work-in-progress related to finance leases	(35)	31
EI assets – finance leases receivable	52	13
Income taxes receivable	-	5
Prepayments	9	(5)
Net assets held for sale	2	(2)
Long-term receivables	-	21
Accounts payable and accrued liabilities and provisions[1]	(7)	(21)
Income taxes payable	23	1
Deferred revenue	74	24
Other current liabilities	(6)	6
Foreign currency and other	(14)	28

Net change in working capital and other	$106	$13

[1] The change in accounts payable and accrued liabilities and provisions represents only the portion relating to operating activities.

Cash interest and cash taxes paid and received during the period:

Years ended December 31,	2024	2023

Interest paid – short- and long-term borrowings	$87	$106
Interest paid – lease liabilities	4	5

Total interest paid	$91	$111
Interest received	4	27

Taxes paid	45	41

Taxes received	-	1

Changes in liabilities arising from financing activities during the period:

Years ended December 31,	2024	2023

Long-term debt, opening balance	$919	$1,027
Net repayment of long-term debt	(233)	(122)
The effect of changes in foreign exchange rates	(1)	(1)
Amortization of deferred transaction costs	13	11
Accretion of Notes discount	12	8
Deferred transaction costs	(2)	(4)

Long-term debt, closing balance	$708	$919